Supplementary Financial Statement Information - Schedule of Allowance for Doubtful Accounts (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance at beginning of period	$ 72	$ 72
Additions during the period
Bad debt written-off during the period	(72)
Exchange rate differences
Balance at end of period		$ 72